Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Parent Company Only Financial Statements

NOTE 21 - CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

Presented below are the consolidated balance sheets, statements of income, and statements of cash flows for First West Virginia Bancorp, Inc.

BALANCE SHEETS

	December 31,
	2011	2010
ASSETS
Cash	$113,387	$137,375
Investment securities available-for-sale (at fair value)	228,654	247,558
Investment in subsidiary bank	34,301,866	30,845,369
Other assets	105,969	112,579

Total assets	$34,749,876	$31,342,881

LIABILITIES
Deferred compensation	$211,664	$233,170
Accrued expenses	11,702	8,525

Total liabilities	223,366	241,695

STOCKHOLDERS' EQUITY	34,526,510	31,101,186

Total liabilities and stockholders' equity	$34,749,876	$31,342,881

STATEMENTS OF INCOME

	Year Ended December 31,
	2011	2010	2009
INCOME
Dividends from subsidiary bank	$1,256,952	$1,211,520	$1,211,520
Gains (losses) on sales of investment securities	1,248	4,258	(29,960)
Other income	119,839	120,008	124,132

Total income	1,378,039	1,335,786	1,305,692

EXPENSES
Other expenses	178,963	171,246	124,352

Total expenses	178,963	171,246	124,352

Income before income taxes and undistributed net income of subsidiary	1,199,076	1,164,540	1,181,340

Income tax benefit	24,267	9,169	16,868

Equity in undistributed net income of subsidiary	1,230,802	1,165,572	1,106,778

NET INCOME	$2,454,145	$2,339,281	$2,304,986

STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009

OPERATING ACTIVITIES
Net income	$2,454,145	$2,339,281	$2,304,986
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	8,093	7,365	22,752
Undistributed earnings of affiliate	(1,230,802)	(1,165,572)	(1,106,778)
Changes in operating assets and liabilities:
Other assets	(2,462)	9,355	24,495
Deferred compensation	(21,506)	(19,569)	(60,466)
Other liabilities	3,177	2,976	(1,650)
Net (gains) losses on sales of investment securities	(1,248)	(4,258)	29,960

Net cash provided by operating activities	1,209,397	1,169,578	1,213,299

INVESTING ACTIVITIES
Proceeds from sales of securities	77,332	91,426	150,914
Purchases of investment securities	(54,578)	(67,599)	(120,408)

Net cash provided by investing activities	22,754	23,827	30,506

FINANCING ACTIVITIES
Dividends paid	(1,256,139)	(1,210,677)	(1,207,952)

Net cash used in financing activities	(1,256,139)	(1,210,677)	(1,207,952)

Net increase (decrease) in cash and cash equivalents	(23,988)	(17,272)	35,853

Cash and cash equivalents at beginning of year	137,375	154,647	118,794

Cash and cash equivalents at end of year	$113,387	$137,375	$154,647

Supplemental disclosures:
Cash paid for interest	$—	$—	$—
Cash paid for income taxes	—	—	—